Schedule of Intangible Assets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
At Cost:
Intangible Assets, gross
Less: accumulated amortization	(663,754)	(906,821)	(123,848)
Intangible Assets, net	1,772,442	2,421,510	2,977,564
Customer Relationships [Member]
At Cost:
Intangible Assets, gross	1,422,957	1,944,044	1,944,044
Computer Software, Intangible Asset [Member]
At Cost:
Intangible Assets, gross	346,476	473,356	271,693
In Process Research and Development [Member]
At Cost:
Intangible Assets, gross	749,992	1,024,638	885,675
Less: accumulated impairment	$ (83,229)	$ (113,707)